SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS (Details)	Jan. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 43,200
Total remaining lease payments	43,200
Less: imputed interest	(36,110)
Present value of remaining lease payments	$ 7,090